Consolidated Statements of Change in Shareholders’ Equity - USD ($)		Ordinary share Previously Reported		Ordinary share Reverse Recapitalization		Ordinary share		Additional paid-in capital Previously Reported	Additional paid-in capital Reverse Recapitalization	Additional paid-in capital	Retained earnings Previously Reported	Retained earnings Reverse Recapitalization	Retained earnings	Accumulated other comprehensive (loss) income Previously Reported	Accumulated other comprehensive (loss) income Reverse Recapitalization	Accumulated other comprehensive (loss) income	Non-controlling interest Previously Reported	Non-controlling interest Reverse Recapitalization	Non-controlling interest	Previously Reported	Reverse Recapitalization	Total
Balance at Mar. 31, 2022		$ 2,590	[1]	$ 7,908	[1]	$ 10,498	[1]	$ 1,102,505	$ (7,908)	$ 1,094,597	$ 11,325,759		$ 11,325,759	$ (3,524)		$ (3,524)	$ 23,774		$ 23,774	$ 12,451,104		$ 12,451,104
Balance (in Shares) at Mar. 31, 2022	[1]	25,896,000		79,076,376		104,972,376
Net income (loss)													1,986,119						154,551			2,140,670
Recognition of non-controlling interest from acquisition of subsidiaries							[1]												2,590,000			2,590,000
Reclassification of redeemable ordinary shares from mezzanine to permanent equity
Issuance of ordinary share upon the reverse recapitalization
Foreign currency translation adjustments							[1]									(25,336)			(550)			(25,886)
Balance at Mar. 31, 2023						$ 10,498	[1]			1,094,597			13,311,878			(28,860)			2,767,775			17,155,888
Balance (in Shares) at Mar. 31, 2023	[1]					104,972,376
Net income (loss)													(1,373,504)						(587,452)			(1,960,956)
Recognition of non-controlling interest from acquisition of subsidiaries							[1]			381,947									182,599			564,546
Accretion from change in fair value of ordinary shares subject to possible redemption							[1]			(12,652)												(12,652)
Shares issuance for partial settlement of contingent consideration for acquisition						$ 8	[1]			266,206												266,214
Shares issuance for partial settlement of contingent consideration for acquisition (in Shares)	[1]					82,969
Reclassification of redeemable ordinary shares from mezzanine to permanent equity
Issuance of ordinary share upon the reverse recapitalization
Foreign currency translation adjustments							[1]									(91,691)			3,810			(87,881)
Balance at Mar. 31, 2024						$ 10,506	[1]			1,730,098			11,938,374			(120,551)			2,366,732			$ 15,925,159
Balance (in Shares) at Mar. 31, 2024						105,055,345	[1]															105,055,344	[2]
Net income (loss)													5,587,625						(538,204)			$ 5,049,421
Recognition of non-controlling interest from acquisition of subsidiaries
Shares issuance for partial settlement of contingent consideration for acquisition						$ 106	[1]			2,633,344												2,633,450
Shares issuance for partial settlement of contingent consideration for acquisition (in Shares)	[1]					1,059,628
Reclassification of redeemable ordinary shares from mezzanine to permanent equity						$ 22	[1]			699,978												700,000
Reclassification of redeemable ordinary shares from mezzanine to permanent equity (in Shares)	[1]					217,724
Acquisition of additional controlling interest of subsidiaries							[1]			(192,186)						2,030			(740,725)			(930,881)
Ordinary shares issued for conversion of convertible notes						$ 734	[1]			25,062,327												$ 25,063,061
Ordinary shares issued for conversion of convertible notes (in Shares)						7,338,887	[1]															120,000,000
Issuance of ordinary share upon the reverse recapitalization						$ 628	[1]			(10,081,840)												$ (10,081,212)
Issuance of ordinary share upon the reverse recapitalization (in Shares)	[1]					6,276,394
Incremental fair value of warrants upon the reverse recapitalization							[1]			12,014			(12,014)
Merger transaction cost										(1,713,953)												(1,713,953)
Stock-based compensation						$ 200	[1]			(200)
Stock-based compensation (in Shares)	[1]					2,000,000
Foreign currency translation adjustments							[1]									296,833			15,384			312,217
Balance at Mar. 31, 2025						$ 12,196	[1]			$ 18,149,582			$ 17,513,985			$ 178,312			$ 1,103,187			$ 36,957,262
Balance (in Shares) at Mar. 31, 2025						121,947,978	[1]															121,947,978	[2]

[1]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.
[2]	Giving retroactive effect to reverse recapitalization effected on February 13, 2025.